CAPITAL AND RESERVES (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Options outstanding, Number outstanding	11,840,300	17,920,000
Options outstanding, Options exercisable	11,840,300	17,920,000
Exercise Price Range 1
Statement [Line Items]
Options outstanding, Exercise prices	$ 0.41
Options outstanding, Number outstanding	8,842,300	11,224,000
Options outstanding, Options exercisable	8,842,300	11,224,000
Options outstanding, Weighted average remaining contractual life (years)	1 year 7 months 17 days	2 years 7 months 17 days
Exercise Price Range 2
Statement [Line Items]
Options outstanding, Exercise prices	$ 2.01
Options outstanding, Number outstanding	2,998,000	6,696,000
Options outstanding, Options exercisable	2,998,000	6,696,000
Options outstanding, Weighted average remaining contractual life (years)	7 days	6 months 18 days